Cover	Feb. 01, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 01, 2023
Entity File Number	001-39875
Entity Registrant Name	GLOBAL PARTNER ACQUISITION CORP II
Entity Central Index Key	0001831979
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	200 Park Avenue 32nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10166
City Area Code	646
Local Phone Number	585-8975
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-sixth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-sixth of one redeemable warrant
Trading Symbol	GPACU
Security Exchange Name	NASDAQ
Class A Ordinary Shares included as part of the units
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	GPAC
Security Exchange Name	NASDAQ
Redeemable Warrants included as part of the units
Title of 12(b) Security	Redeemable Warrants included as part of the units
Trading Symbol	GPACW
Security Exchange Name	NASDAQ